[Ameritas Logo]
Ameritas Life Insurance Corp.
5900 "O" Street / Lincoln, NE  68510


April 25, 2013

                                                Via EDGAR and Overnight Delivery


Michelle Roberts, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


Re:     Ameritas Life Insurance Corp.
        Ameritas Variable Separate Account LLVL, 1940 Act Registration No. 811-08868
        Ameritas Advisor VUL(R), 1933 Act Registration No. 333-151912 Post-Effective Amendment No. 6 on Form N-6

Dear Ms. Roberts:

We are submitting, pursuant to Rule 485(b), a Post-Effective Amendment ("Amendment") on behalf of Ameritas Life Insurance Corp. ("Depositor" and "Ameritas Life") and Ameritas Variable Separate Account LLVL ("Registrant" and "Separate Account"). The primary purposes of this Amendment are to provide audited financial statements of the Registrant and Depositor for the year ending December 31, 2012, and other updated information as of year-end 2012. The proposed effective date for this filing is May 1, 2013.

Revisions made to the prospectus and Statement of Additional Information ("SAI") since the last filing include:

     1. Page 2. Changes in the TABLE OF CONTENTS pagination are shown without redline, to improve reading clarity.

     2. Page 3. "Company" was added to the defined terms for Ameritas Life Insurance Corp.

     3. Pages 7-9. The PORTFOLIO COMPANY OPERATING EXPENSES section has been revised to reflect the operating expenses and fees for the portfolios that serve as variable investment options for underlying Subaccounts.

     4. Pages 13-16. Updated information for portfolios that serve as variable investment options for underlying subaccounts.

     5. Page 28. Revised and moved the sentence addressing contacting the service center concerning the availability of special arrangements. This change was in response to staff comments made by telephone on March 22, 2013.

     6. SAI Page 1. Revised the information about Ameritas Holding Company and Ameritas Mutual Holding Company for clarification.

     7. SAI Page 2. The figure "$97,080" was deleted from the amount paid to Union Central Life Insurance Company. The figure should have been deleted in the 485(a) filing made in February of this year.

     8. SAI Page 2. Added the prior name of Ameritas Investment Partners, Inc. for clarification.

     9.   SAI Page 6. Added information about the independent auditors.

     10. SAI Page 6. Removed the portion of a statement saying that financial statements will be provided by a subsequent amendment.

     11. Audited financial statements for the subaccounts of the Separate Account and for Ameritas Life for the periods ending December 31, 2012, are part of the SAI.

     12. Minor corrections of punctuation and text were made on prospectus Page 17 and SAI Page 1.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers
Vice President & Associate General Counsel, Variable Contracts & AIC


Enclosure